General	3 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Business
General
Hercules Offshore, Inc., a Delaware corporation, and its majority owned subsidiaries (the “Company”) provide shallow-water drilling and marine services to the oil and natural gas exploration and production industry globally through its Domestic Offshore, International Offshore, Inland, Domestic Liftboats and International Liftboats segments (See Note 10). At March 31, 2013, the Company owned a fleet of 38 jackup rigs, 13 barge rigs and 59 liftboat vessels and operated an additional five liftboat vessels owned by a third party. The Company’s diverse fleet is capable of providing services such as oil and gas exploration and development drilling, well service, platform inspection, maintenance and decommissioning operations in several key shallow-water provinces around the world.
The consolidated financial statements of the Company are unaudited; however, they include all adjustments of a normal recurring nature which, in the opinion of management, are necessary for a fair presentation. Certain information relating to the Company’s organization and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted in this Form 10-Q pursuant to Securities and Exchange Commission rules and regulations. These financial statements should be read in conjunction with the audited consolidated financial statements for the year ended December 31, 2012 and the notes thereto included in the Company’s Annual Report on Form 10-K. The results of operations for the three months ended March 31, 2013 are not necessarily indicative of the results expected for the full year.
Recast of Financial Information for Discontinued Operations
In May 2013, the Company entered into an agreement to sell eleven inland barge rigs, which comprised the majority of the Inland segment fleet, and related assets for $45 million, and in July 2013 the Company closed on the sale of these Inland assets. Additionally, the Company had previously entered into a separate agreement to sell its Hercules 27 inland barge rig for $5.0 million, which closed in August 2013. The remaining assets of the Inland segment, which included spare equipment, one cold stacked barge and a barge that will be used as a training rig, have been transferred to the Domestic Offshore segment.
In June 2013, the Company entered into an agreement to sell its U.S. Gulf of Mexico Liftboats and related assets. On July 1, 2013, the Company closed on the sale of the liftboats and related assets and received proceeds of approximately $54.4 million. In 2012, the Company transferred one vessel, Kingfish, from its Domestic Liftboats segment to its International Liftboats segment. The historical results generated by the Kingfish, that were previously reported in the Domestic Liftboats segment are reported in the International Liftboats segment.
As a result of these transactions, the Company has recast certain historical information of our Domestic Liftboats and Inland segments to reflect the results of operations of these two segments as discontinued operations for all periods presented, including the Consolidated Statements of Operations and related information in Notes 3, 4 and 10. In addition, the historical results of Domestic Offshore have been recast to include the operating results of the remaining Inland assets and the historical results of International Liftboats have also been recast to include the operating results of the previously transferred Kingfish vessel.